Net Loss Per Share - Schedule of Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to shareholders of Teekay Corporation	$ (79,237)	$ (163,276)	$ (123,182)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore	0	0	(4,993)
Net loss attributable to shareholders of Teekay Corporation for basic loss per share	(79,237)	(163,276)	(128,175)
The Company's portion of the Inducement Premium and Exchange Contribution charged to retained earnings by Teekay Offshore	0	(90)	(25)
Net loss attributable to shareholders of Teekay Corporation for diluted loss per share	$ (79,237)	$ (163,366)	$ (128,200)
Weighted average number of common shares (shares)	99,670,176	86,335,473	79,211,154
Dilutive effect of stock-based compensation (shares)	0	0	0
Common stock and common stock equivalents (shares)	99,670,176	86,335,473	79,211,154
Loss per common share:
Basic (dollars per share)	$ (0.79)	$ (1.89)	$ (1.62)
Diluted (dollars per share)	$ (0.79)	$ (1.89)	$ (1.62)